Share-based compensation - IPO Related One-Time Award Package (Details)		12 Months Ended
	Jan. 20, 2021 Options	Jun. 30, 2021 shares	Jun. 30, 2021 item shares	Jun. 30, 2021 Options shares	Jun. 30, 2021 person shares	Jun. 30, 2021 shares
Share Options (Alignment Grant)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage						25.00%
Number of shares per option | shares		1	1	1	1	1
Number of different tranches | item			3
Exercisable term		10 years
Number of options granted	6,478,761			6,478,761		6,478,761
Number of key management members | person					21
Restoration Award (Phantom Shares)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares per option | shares		1	1	1	1	1
Exercisable term		10 years
Number of options granted | Options	1,875,677			1,875,677
Number of key management members | person					21
Percentage of granted phantom shares that can be transferred after conversion at any time after the second anniversary of the grant date						25.00%
Percentage of granted phantom shares that can be transferred after conversion if certain conditions are met or at the fourth anniversary						75.00%